Accrued Liabilities (Detail) - USD ($)	Dec. 31, 2015	Dec. 31, 2014
Accrued research and development expenses	$ 902,723	$ 744,240
Accrued compensation and related benefits	197,457	407,497
Accrued severance	0	250,605
Accrued interest on convertible notes	24,510	0
Accrued other expenses	0	7,951
Total	$ 1,124,690	$ 1,410,293